Document and Entity Information	May 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001318084
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 17, 2021
Entity Registrant Name	Core-Mark Holding Company, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-51515
Entity Tax Identification Number	20-1489747
Entity Address, Address Line One	1500 Solana Boulevard
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	(940)
Local Phone Number	293-8600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CORE
Security Exchange Name	NASDAQ